OSTERWEIS EMERGING OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS at June 30, 2022 (Unaudited)

Shares			Value
Common Stocks: 84.6%
Aerospace & Defense: 1.7%
28,715		Axon Enterprise, Inc. [1]	$2,675,377

Banks: 1.7%
15,770		ServisFirst Bancshares, Inc.	1,244,568
20,630		Western Alliance Bancorp	1,456,478
			2,701,046

Biotechnology: 1.7%
32,095		Fate Therapeutics, Inc. [1]	795,314
107,025		Replimune Group, Inc. [1]	1,870,797
			2,666,111

Building Products: 2.4%
32,125		Trex Co., Inc. [1]	1,748,242
76,920		Zurn Water Solutions Corp.	2,095,301
			3,843,543

Capital Markets: 1.6%
96,885		StepStone Group, Inc. - Class A	2,521,917

Chemicals: 2.5%
42,420		Innospec, Inc.	4,063,412

Commercial Services & Supplies: 2.7%
81,420		Aris Water Solution, Inc. - Class A	1,358,086
88,565		Montrose Environmental Group, Inc. [1]	2,989,954
			4,348,040

Consumer Finance: 1.0%
133,485		LendingClub Corp. [1]	1,560,440

Food & Staples Retailing: 2.9%
58,340		The Chefs’ Warehouse, Inc. [1]	2,268,843
95,245		Sprouts Farmers Market, Inc. [1]	2,411,603
			4,680,446

Health Care Equipment & Supplies: 16.2%
22,535		Inspire Medical Systems, Inc. [1]	4,116,468
16,215		Insulet Corp. [1]	3,533,897
60,130		Lantheus Holdings, Inc. [1]	3,970,384
28,535		Omnicell, Inc. [1]	3,245,856
22,000		Shockwave Medical, Inc. [1]	4,205,740
100,040		Tandem Diabetes Care, Inc. [1]	5,921,368
25,515		TransMedics Group, Inc. [1]	802,447
			25,796,160

Hotels, Restaurants & Leisure: 6.8%
51,185		Marriott Vacations Worldwide Corp.	5,947,697
72,930		Planet Fitness, Inc. - Class A [1]	4,959,969
			10,907,666

Household Durables: 2.6%
21,300		Cavco Industries, Inc. [1]	4,174,587

Interactive Media & Services: 2.1%
229,160		ZipRecruiter, Inc. - Class A [1]	3,396,151

IT Services: 1.5%
155,515		Verra Mobility Corp. [1]	2,443,141

Leisure Products: 3.1%
241,520		Callaway Golf Co. [1]	4,927,008

Life Sciences Tools & Services: 1.9%
43,065		Azenta, Inc.	3,104,986

Machinery: 3.0%
72,360		Helios Technologies, Inc.	4,793,850

Oil, Gas & Consumable Fuels: 0.9%
64,615		Magnolia Oil & Gas Corp. - Class A	1,356,269

Professional Services: 2.9%
95,090		KBR, Inc.	4,601,405

Real Estate Management & Development: 4.6%
59,908		FirstService Corp.	7,260,850

Semiconductors & Semiconductor Equipment: 6.2%
122,235		MACOM Technology Solutions Holdings, Inc. [1]	5,635,033
60,667		Onto Innovation, Inc. [1]	4,230,917
			9,865,950

Software: 12.7%
35,100		Five9, Inc. [1]	3,199,014
66,119		KnowBe4, Inc. - Class A [1]	1,032,779
35,180		Manhattan Associates, Inc. [1]	4,031,628
62,565		SPS Commerce, Inc. [1]	7,072,973
107,130		Tenable Holdings, Inc. [1]	4,864,773
			20,201,167

Specialty Retail: 1.9%
47,245		Floor & Decor Holdings, Inc. - Class A [1]	2,974,545

Total Common Stocks
(Cost $157,935,604)			134,864,067

Short-Term Investments: 15.3%
Money Market Funds: 15.3%
24,461,282		Federated Hermes U.S. Treasury Cash Reserves - Class I, 0.970% [2]	24,461,282
Total Money Market Funds
(Cost $24,461,282)			24,461,282
Total Short-Term Investments
(Cost $24,461,282)			24,461,282
Total Investments in Securities: 99.9%
(Cost $182,396,886)			159,325,349
Other Assets in Excess of Liabilities: 0.1%			171,266
Total Net Assets: 100.0%			$159,496,615

	[1]	Non-income producing security.
	[2]	Annualized seven-day effective yield as of June 30, 2022.

The Global Industry Classifications Standard (GICS®) sector and industry classifications was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor's ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by Osterweis Capital Management.

Summary of Fair Value Disclosure at June 30, 2022 (Unaudited)

The Osterweis Emerging Opportunity Fund (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2022:

Assets:	Level 1	Level 2	Level 3	Total
Common Stocks [1]	$134,864,067	$–	$–	$134,864,067
Short-Term Investments	24,461,282	–	–	24,461,282
Total Assets:	$159,325,349	$–	$–	$159,325,349

[1] See Schedule of Investments for industry breakouts.